Taxes (Details) - Schedule of components of the benefit of (provision for) income taxes	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Schedule Of Components Of The Benefit Of Provision For Income Taxes Abstract
Current	¥ (286,789)	$ (42,732)	¥ (835,315)
Deferred	1,023,038	152,433	1,749,318
(Provision for) benefit of income taxes	¥ 736,249	$ 109,701	¥ 914,003